UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                -------------------------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             -------------------------------------
Address:     The Army and Navy Club Building
             -------------------------------------
             1627 I Street, N.W., Suite 610
             -------------------------------------
             Washington, D.C.  20006
             -------------------------------------


Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------
Phone:       (202) 452-0101
             ----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/  Rodd Macklin               Washington, D.C.          February 25, 2000
---------------------------   --------------------------   ---------------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                       0
                                            ---------------------

Form 13F Information Table Entry Total:                 15
                                            ---------------------

Form 13F Information Table Value Total:           $108,226
                                            ---------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


           NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
-----------------------  --------------  ---------   --------   -------------------  ----------  --------    ---------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      ---------------------
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
-----------------------  --------------  ---------   --------   -------   ---  ----  ----------  --------    ----    ------   ----
Millennium
 Pharmaceuticals,
 Inc.                        Common      599902103   $76,297    625,386   SH           SOLE                625,386
------------------------------------------------------------------------------------------------------------------------------------
ILEX Oncology,
 Inc.                        Common      451923106   $10,970    454,706   SH           SOLE                454,706
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NetObjects, Inc.             Common      64114L102   $14,729    892,668   SH           SOLE                892,668
------------------------------------------------------------------------------------------------------------------------------------
Quintiles
 Transnational Corp.         Common      748767100      $187     10,000   SH           SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
Dura Pharmaceuticals,
 Inc.                        Common      26632S109      $209     15,000   SH           SOLE                 15,000
------------------------------------------------------------------------------------------------------------------------------------
Texas Biotechnology
 Corporation                 Common      88221T104      $119     15,000   SH           SOLE                 15,000
------------------------------------------------------------------------------------------------------------------------------------
Kendle International
 Inc.                        Common      48880L107      $198     20,000   SH           SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
Celtrix
 Pharmaceuticals, Inc.       Common      151186103      $180     62,500   SH           SOLE                 62,500
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Regeneron
 Pharmaceuticals, Inc.       Common      75886F107      $159     12,500   SH           SOLE                 12,500
------------------------------------------------------------------------------------------------------------------------------------
Quidel Corporation           Common      74838J101      $498     72,500   SH           SOLE                 72,500
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NPS Pharmaceuticals,
 Inc.                        Common      62936P103      $306     25,000   SH           SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
Aurora Biosciences
 Corporation                 Common      051920106      $398     15,000   SH           SOLE                 15,000
------------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc.               Common      01642T108      $983     20,000   SH           SOLE                 20,000
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CareInsite, Inc.             Common      14170M106      $765      9,500   SH           SOLE                  9,500
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Neurocrine Biosciences,
 Inc.                        Common      64125C109    $2,228     90,000   SH           SOLE                 90,000
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     [Repeat as necessary]